Stockholders' Equity (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effects of changes in the ownership interest in less-than-wholly-owned subsidiaries
Net income attributable to Community Health Systems, Inc.	$ 30,931	$ 74,304	$ 35,389	$ 61,324	$ 69,510	$ 70,401	$ 70,065	$ 70,007	$ 201,948	$ 279,983	$ 243,150
Transfers (to) from the noncontrolling interests:
Net (decrease) increase in Community Health Systems, Inc. paid-in capital for purchase of subsidiary partnership interests									(4,556)	(3,529)	3,106
Net transfers (to) from the noncontrolling interests									(4,556)	(3,529)	3,106
Change to Community Health Systems, Inc. stockholders' equity from net income attributable to Community Health Systems, Inc. and transfers (to) from noncontrolling interests									$ 197,392	$ 276,454	$ 246,256